UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2008
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Check here if Amendment / /; Amendment Number:
                                               --------------------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Carlyle Investment Management L.L.C.
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Address:       c/o The Carlyle Group
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               1001 Pennsylvania Avenue, NW
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               Suite 220 S.
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               Washington, DC  20004-2505
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Form 13F File Number:  28-12429
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
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Title:           Managing Director
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Phone:           202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello           Washington, DC         August 14, 2008
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        Signature                  City, State                Date


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/     13F NOTICE. (Check here if no
        holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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List of Other Managers Reporting for this Manager:

   Form 13F File Number         Name

   28-12954                     DBD Cayman, Ltd.
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   28-12965                     DBD Investors V, L.L.C.
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   28-12410                     TCG Holdings, L.L.C.
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